SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Work in process		$ 2,896	$ 1,081
Finished goods		6,812	7,324
Inventory	$ 20,837	$ 9,708	$ 8,405